Stockholders' equity (Details 3) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Earnings per share attributable to Company's stockholders:
Net income from continuing operations	$ 3,827	$ 4,672	$ 6,826
Net income attributable to the Company's stockholders	3,827	4,672	6,826
Remuneration attributed to preferred convertible notes	(11)	(15)	(18)
Remuneration attributed to common convertible notes	(5)	(36)	(8)
Net income for the period adjusted	3,811	4,621	6,800
Earnings per share
Income available to preferred stockholders	1,423	1,729	2,585
Income available to common stockholders	2,339	2,834	4,130
Weighted Average Number of Shares, Treasury Stock	65,701	65,701	65,701
Total (in shares)	5,097,293	5,112,397	5,218,279
Earnings per preferred share (in dollars per share)	$ 0.74	$ 0.89	$ 1.29
Earnings per common share (in dollars per share)	$ 0.74	$ 0.89	$ 1.29
Earnings per convertible note linked to preferred share (in dollars per share)	$ 0.97	$ 1.21	$ 1.67
Earnings per convertible note linked to common share (in dollars per share)	$ 1.03	$ 2.82	$ 1.74
Preferred Convertible note
Earnings per share
Income available to convertible notes	35	42	61
Weighted average number of shares outstanding	1,927,480	1,937,910	2,008,930
Weighted Average Number of Shares, Treasury Stock	47,285	47,285	47,285
Common Convertible notes
Earnings per share
Income available to convertible notes	$ 14	$ 16	$ 24
Weighted average number of shares outstanding	3,169,813	3,174,487	3,209,349
Weighted Average Number of Shares, Treasury Stock	18,416	18,416	18,416